Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Tax loss carryforwards	$ 29,196	$ 28,453
Research and development	7,612	5,617
Employee and payroll accrued expenses	788	701
Operating lease liabilities	1,788	1,545
Share-based compensation	7,824	4,974
Derivative liabilities		139
Intangible assets	196	72
Other	38	37
Total deferred tax assets	47,442	41,538
Deferred tax liabilities:
Goodwill	41	15
Derivative assets	99	138
Operating lease right-of-use assets	1,482	1,509
Total deferred tax liabilities	1,622	1,662
Total deferred tax assets, net	45,820	39,876
Less valuation allowance for deferred tax assets	(45,820)	(39,876)
Deferred tax assets